FAIR VALUE MEASUREMENT - Activities related to fair value of assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Summary of activities related to fair value of assets
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Fair value changes in investments, net	Fair value changes in investments, net
Level 3 | Long-term wealth management products
Summary of activities related to fair value of assets
Beginning balance	¥ 126,055	¥ 3,583,898
Change in fair value	4,007	(283,214)
Exchange adjustment		132,304
Dividend Received		(412)
Investment Made		46,972
Disposal	(14,895)	(36,000)
Transfer to short-term investment		(3,317,493)
Ending balance	115,167	126,055
Recurring | Level 3 | Short-term wealth management products
Summary of activities related to fair value of assets
Beginning balance	2,999,393	2,289,646
Transfer from long-term investment		3,317,493
Change in fair value	136,907	(1,077)
Exchange adjustment	48,354	197,924
Disposal	(769,446)	(2,804,593)
Ending balance	¥ 2,415,208	¥ 2,999,393